SIGNIFICANT TRANSACTIONS	12 Months Ended
Dec. 31, 2017
SIGNIFICANT TRANSACTIONS
SIGNIFICANT TRANSACTIONS

5 SIGNIFICANT TRANSACTIONS

TRANSACTIONS IN 2017

Towers in Pakistan classified as held-for-sale

        On August 30, 2017, Pakistan Mobile Communications Limited ("PMCL"), a subsidiary of the Company, signed an agreement for the sale of its subsidiary, Deodar (Private) Limited ("Deodar") for approximately US$940, subject to customary closing adjustments, to Tanzanite Tower (Private) Limited ("Tanzanite"), a tower operating company owned by edotco Group Sdn. Bhd. ("edotco"), and Dawood Hercules Corporation ("Dawood").

        Deodar holds the tower business of PMCL, a portfolio of approximately 13,000 towers, and provides network tower services in Pakistan. As a result of this anticipated transaction, on June 30, 2017, the Company classified Deodar as a disposal group held-for-sale. The completion of the transaction is subject to the satisfaction or waiver of certain conditions including receipt of customary regulatory approvals.

        Following the classification as a disposal group held-for sale, the Company no longer accounts for depreciation and amortization expenses of Deodar assets.

        The assets and liabilities of Deodar classified as held for sale as of balance sheet date are presented below:

2017
Property and equipment	177
Goodwill	224
Deferred tax assets	64
Other non-current assets	2
Other current assets	44

Total assets held for sale	511

Non-current liabilities	(7)
Current liabilities	(28)

Total liabilities held for sale	(35)

        Included in the equity of the Group is cumulative other comprehensive income of US$(28) related to Deodar, which is classified as held for sale.

Global Telecom Holding S.A.E share buyback

        Global Telecom Holdings S.A.E ("GTH"), a subsidiary of the Company, bought back 524,569,062 ordinary shares from its shareholders for EGP 4.1 billion (US$259), which transaction settled on February 21, 2017. The Company did not take part in the share buyback. As a result of the share buyback, the Company's interest in GTH increased by 5.77% from 51.92% to 57.69%, resulting in a US$12 loss recognized directly in equity. The cancellation of the 524,569,062 ordinary shares was approved at an extraordinary general meeting of GTH's shareholders on March 19, 2017 and took effect on April 16, 2017 after ratification by the Egyptian Financial Supervisory Authority of the minutes of the March 19, 2017 extraordinary general meeting.

Global Telecom Holding S.A.E mandatory tender offer

        On November 8, 2017, VEON submitted an application to the Egyptian Financial Supervisory Authority ("EFSA") to approve a mandatory tender offer ("MTO") by VEON Holdings B.V. for any and all of the outstanding shares of GTH which are not owned by VEON (up to 1,997,639,608 shares, representing 42.31% of GTH's total shares). The MTO will be funded by cash on hand and/or the utilization of undrawn credit facilities. The proposed offer price under the MTO is EGP 7.90 per share. Any increase of the Company's interest in GTH will be accounted for directly in equity upon closing of the transaction. The MTO is subject to EFSA approval.

        As of December 31, 2017, cash balances of US$987 are pledged as collateral for the Mandatory Tender Offer for the purchase of shares of GTH, refer to Note 17.

Exit from Euroset Holding N.V. Joint Venture

        On July 7, 2017, PJSC VimpelCom, a subsidiary of the Company, entered into a Framework Agreement with PJSC MegaFon ("MegaFon") to unwind their retail joint venture, Euroset Holding N.V. ("Euroset"). Under the agreement, MegaFon acquired PJSC VimpelCom's 50% interest in Euroset and PJSC VimpelCom paid RUB 1.25 billion (approximately US$20 and subject to possible completion adjustments) and acquired rights to 50% of Euroset's approximately 4,000 retail stores in Russia. The transaction was successfully completed subsequent to year end, on February 22, 2018.

        As a result of this anticipated transaction, the investment in the Euroset joint venture was classified as an asset held-for-sale on June 30, 2017. However, as a result of the impairment described in Note 14, the investment in Euroset had a carrying value of nil prior to reclassification as an asset held-for-sale.

Laos operations classified as held for sale

        On October 27, 2017, VimpelCom Holding Laos B.V. ("VimpelCom Laos"), a subsidiary of the Company, entered into a Sale and Purchase Agreement for the sale of its operations in Laos to the Lao People's Democratic Republic ("Government of Laos"). Under the agreement, VimpelCom Laos will transfer its 78% interest in VimpelCom Lao Co. Limited ("VIP Lao") to the Government of Laos, the minority shareholder, in exchange for purchase consideration of US$22. Although purchase consideration has been received (in two separate payments, on December 8, 2017 and February 22, 2018), the transaction remains subject to satisfaction of other closing conditions.

        As a result of this anticipated transaction, we classified our Laos business as an asset held for sale on June 30, 2017. In connection with this classification, the Company no longer accounts for depreciation and amortization expenses of VIP Lao assets.

        The assets and liabilities of VIP Lao classified as held for sale as of balance sheet date are presented below:

2017
Property and equipment	15
Intangible assets	2
Current assets	5

Total assets held for sale	22

Non-current liabilities	(5)
Current liabilities	(10)

Total liabilities held for sale	(15)

        Included in the equity of the Group is cumulative other comprehensive income of nil and non-controlling interests of US$(5) related to Laos, which is classified as held for sale.

TRANSACTIONS IN 2016

Joint venture in Italy

        The Company signed an agreement with Hutchison Europe Telecommunications S.à r.l., a wholly-owned subsidiary of CK Hutchison Holdings Ltd ("HET"), which indirectly owns 100% of Italian mobile operator 3 Italia, on August 6, 2015 to combine its operations in Italy with 3 Italia in a 50/50 joint venture. As a result of the expected loss of control from the agreement, the Company classified its operations in Italy as an asset held for sale and discontinued operation in the consolidated financial statements.

        The transaction was successfully completed on November 5, 2016 following satisfaction of the necessary conditions precedent, which included receipt of approvals from the European Commission and the Italian Ministry of Economic Development. In connection with these approvals, the Italy Joint Venture and its shareholders signed agreements with Iliad SA ("Iliad") for the sale of spectrum and sites and an undertaking to provide other services including national roaming, to enable the French telecommunication operator to enter the Italian market.

        Under the transaction, the Company contributed its entire shareholding in the operations in Italy, in exchange for a 50% interest in the newly-formed Italy Joint Venture and subject to customary working capital and net cash adjustments. As a result, the Company has lost control of its operation in Italy.

        On completion of the transaction, the assets and liabilities of Italy were deconsolidated and an investment in joint venture, in which the Company has joint control, was recorded at fair value of EUR 1,897 million (US$2,113). The initial investment in the joint venture is based on a Level 3 fair value derived from a discounted cash flow model, incorporating the expected realization of synergies adjusted for market expectations and the impact of agreements entered into with Iliad, as described above. The key assumption used in the discounted cash flow model are as follows:

Key assumptions	November 5, 2016
Discount rate (functional currency)	6.9%
Average annual revenue growth rate during forecast period (functional currency)	(2.3)%
Terminal growth rate	0.5%
Average operating (EBITDA) margin during forecast period	35.7%
Average capital expenditure as a percentage of revenue	21.0%

        The investment in the Italy Joint Venture is equity accounted from November 5, 2016, refer to Note 14 for further details regarding investments in joint ventures and associates.

        The effect of the disposal of Italy for the current year is detailed below:

	Note	2016
Fair value of investment in joint venture	14	2,113
Cash consideration receivable*		28

Total consideration on disposal		2,141
De-recognition of assets classified as held for sale		(15,974)
De-recognition of liabilities classified as held for sale		15,414
Release of cumulative other comprehensive income related to Italy		207

Gain on disposal of discontinued operations, net of tax		1,788

*        Cash consideration receivable relates to a Final Adjustment payable by HET to the Company based on contributed Working Capital and Net Cash.

        From August 2015, Italy is no longer a reportable segment subsequent to its classification as a discontinued operation. The comparative information has been adjusted accordingly (Note 7). Transactions between the Group and its operation in Italy are disclosed as Related Party transactions and balances (Note 25).

        Financial information related to the discontinued operation is set out below. Financial year 2016 includes 10 months of results for the Italy operations, compared with 12 months for financial year 2015.

	2016	2015
Total operating revenues	4,135	4,913
Total operating expenses	(2,556)	(3,765)

Operating profit	1,579	1,148

Other (expenses) / income	(217)	(722)

Profit / (loss) before tax	1,362	426

Income tax (expense) / benefit	(442)	(164)

Profit / (loss) after tax for the period from discontinued operations	920	262

Acquisition in Pakistan

        On November 26, 2015, International Wireless Communications Pakistan Limited and Pakistan Mobile Communications Ltd ("PMCL"), each indirect subsidiaries of the Company, signed an agreement with Warid Telecom Pakistan LLC and Bank Alfalah Limited, to combine their operations in Pakistan. On July 1, 2016, the transaction was closed and PMCL acquired 100% of the voting shares in Warid Telecom (Pvt) Limited ("Warid") for a consideration of 15% of the shares in PMCL. As a result, the Company gained control over Warid.

        VEON elected to measure the non-controlling interest in the acquiree at fair value. The fair values of the identifiable assets and liabilities of Warid at the date of acquisition were:

2016
Non-current assets
Property and equipment	199
Intangible assets	201
Deferred tax assets	308
Other financial assets	2
Current assets
Inventories	1
Trade and other receivables	26
Other non-financial assets	23
Current income tax assets	17
Cash and cash equivalents	7
Non-current liabilities
Financial liabilities	(402)
Provisions	(6)
Other non-financial liabilities	(15)
Current liabilities
Trade and other payables	(113)
Other non-financial liabilities	(83)
Other financial liabilities	(45)

Total identifiable net assets at fair value	120
Purchase consideration	321

Goodwill resulting from the acquisition	201

Purchase consideration
Share issued by PMCL	274
Contingent consideration liability	47

Total purchase consideration	321

Analysis of cash flows on acquisition
Net cash acquired with the subsidiary (included in cash flows from investing activities)	7

Net cash flow on acquisition	7

        There have been no period adjustments to the provisional fair values of the assets acquired, liabilities assumed and consideration to date.

        The goodwill of US$201 comprises the value of expected synergies arising from the acquisition. The goodwill recognized is deductible for income tax purposes.

        The fair value of the trade receivables amounts to US$26. The gross amount of trade receivables is US$33, of which US$7 is expected not to be collected.

        From the date of acquisition, Warid contributed US$161 of revenue and a loss of US$6 to Loss before tax from continuing operations of the Group. If the combination had taken place at the beginning of the year, the contribution to revenue from continuing operations would have been US$313, and the contribution to the results before tax from continuing operations for the Group would have been a loss of US$37.

        PMCL issued 679,604,049 ordinary shares as consideration for the 100% interest in Warid. The fair value of the shares is based on a Level 3 fair value derived from a discounted cash flow model, incorporating the expected realization of synergies adjusted for market expectations. The discount rate applied was 14.1% with a 4% terminal growth rate.

        As part of the share purchase agreement, an earn-out payment has been agreed in the event that a tower transaction is affected by PMCL within four years from the acquisition date. The earn-out also applies if another telecommunications operator in Pakistan effects a tower transaction, provided the transaction meets certain parameters, in the same timeframe. The contingent consideration will be settled with a share transfer of PMCL shares. At the acquisition date, the fair value of the contingent consideration was estimated to be US$47 using a discounted cash flow technique. There were no changes to the fair value of the contingent consideration since the acquisition date, other than the unwinding of discount.

        The fair value of the non-controlling interest in PMCL related to the Warid acquisition has been estimated by applying a discounted cash flow technique.

        As part of the acquisition agreement, the Company also agreed put-call options over the entire non-controlling interest, whereby the Company has the ability to call, and the non-controlling interest has the ability to put the entire non-controlling interest of PMCL. The options are exercisable four years from the acquisition date at the fair market value of the PMCL shares.

        The put-call options over the non-controlling interest of PMCL are accounted for as a put-option redemption liability which is classified as a financial liability in the Company's consolidated financial statements (Note 17). The put-option redemption liability is measured at the discounted redemption amount with a value of US$274 at the acquisition date. Interest over the put-option redemption liability will accrue until the options have been exercised or are expired. As a result, no non-controlling interest will be recognized over the non-controlling interest in PMCL in the Company's consolidated financial statements.

        Interest expense and foreign exchange loss over the option's redemption liability amounted to US$21 and US$1, respectively, for the period ended December 31, 2016. In addition, PMCL declared dividends of US$7 attributable to the non-controlling interest of PMCL (Note 24), which has reduced the put-option redemption liability. As of December 31, 2016, the resulting carrying value of put-option redemption liability was US$290 (Note 17).

        Following the acquisition of Warid, the legal merger of Mobilink and Warid occurred by way of a scheme of arrangement under Pakistani law as approved by a merger order of the Islamabad High Court dated December 15, 2016, whereby Warid merged into PMCL and (the former) ceased to exist. The court order provides for a merger effective date of July 1, 2016.

Acquisition of additional interest in 2Day Telecom LLP and KazEuroMobile LLP

        On September 30, 2016 the Company acquired an additional interest of 16% in 2Day Telecom LLP, increasing its interest to 75%, for cash consideration of US$7. On the same date, the Company acquired an additional 24% interest in KazEuroMobile LLP for KZT 1, increasing its interest to 75%. The purpose of these transactions is to streamline the ownership structure of the Group. The transactions were accounted for through equity by increasing other capital reserves.

        The transactions resulted in a decrease in equity attributable to the shareholders of the parent of US$9 and US$1 respectively.

Sale of operations in Zimbabwe

        On November 18, 2015, the Company, together with its subsidiary GTH, entered into an agreement with ZARNet (Private) Limited to sell its stake in Telecel International Limited for US$40. Telecel International Limited owns 60% of Telecel Zimbabwe (Pvt) Ltd. ZARNet is wholly owned by the Government of the Republic of Zimbabwe through the Ministry of Information & Communication Technology, Postal and Courier Services.

        Due to constraints in ZARNet's ability to pay the full US$40 outside of Zimbabwe, it was agreed that ZARNet will satisfy the purchase price consideration with US$21 cash (of which US$10 was received in 2015 and US$11 was received in 2016), and a US$19 Vendor Note payable in three years to Global Telecom Netherlands B.V., a subsidiary of GTH. Due to the currency restrictions in Zimbabwe, management have not included the Vendor Note in determining the result of the sale, as it is currently uncertain whether it will be recoverable.

        The transaction closed on November 30, 2016, resulting in a gain of US$21.

ACCOUNTING POLICIES

Transactions with non-controlling interests that do not result in loss of control

        Transactions with non-controlling interests that do not result in loss of control are accounted for as equity transactions—that is, as transactions with the owners in their capacity as owners. The difference between fair value of any consideration paid and the relevant share acquired of the carrying value of net assets of the subsidiary is recorded in equity. Gains or losses on disposals to non-controlling interests are also recorded in equity.

Non-current assets (or disposal groups) held for sale and discontinued operations

        Non-current assets (or disposal groups) are classified as held for sale if their carrying amount will be recovered principally through a sale transaction or loss of control rather than through continuing use, and a sale is considered highly probable. They are measured at the lower of their carrying amount and fair value less costs to sell.

        Non-current assets (including those that are part of a disposal group) are not depreciated or amortized while they are classified as held for sale. Assets and liabilities of a disposal group classified as held for sale are presented separately from the other assets and liabilities in the statement of financial position.

        A discontinued operation is a component that is classified as held for sale and that represents a separate major line of business or geographical area of operations. Discontinued operations are excluded from the results of continuing operations and are presented as a single amount in the income statement. All other notes to the financial statements include amounts for continuing operations, unless otherwise mentioned.